As filed with the Securities and Exchange Commission on April 4, 2012
Registration Nos. 333-62270 and 811-10399
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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
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FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.  _____
Post-Effective Amendment No. 59	[X]
and/or

REGISTRATION STATEMENT
Under the Investment Company Act Of 1940

Amendment No. 61	[X]

HENDERSON GLOBAL FUNDS
(Exact Name of Registrant as Specified in Charter)

737 NORTH MICHIGAN AVENUE, SUITE 1700
CHICAGO, ILLINOIS 60611
(Address of Principal Executive Offices, including Zip Code)

Registrant's Telephone Number, Including Area Code:  (312) 397-1122

(Name and Address of Agent for Service)	Copy to:
CHRISTOPHER K. YARBROUGH 737 NORTH MICHIGAN AVENUE, SUITE 1700 CHICAGO, ILLINOIS 60611	CATHY G. O’KELLY VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601
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It is proposed that this filing will become effective:  (check appropriate box)

__X__	immediately upon filing pursuant to paragraph (b); or
____	on _____ pursuant to paragraph (b); or
____	60 days after filing pursuant to paragraph (a)(1); or
____	on _______ pursuant to paragraph (a)(1); or
____	75 days after filing pursuant to paragraph (a)(2); or
____	on ________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
__           This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 59 to the Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 59 and Amendment No. 61 under the Investment Company Act of 1940, as amended to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the in City of Chicago, and State of Illinois, on the 4th day of April, 2012.

HENDERSON GLOBAL FUNDS

By:	/s/ James G. O’Brien
President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signatures		Title	Date

By:	/s/ Roland C. Baker*	Trustee	April 4, 2012
Roland C. Baker

By:	/s/ Faris F. Chesley*	Trustee	April 4, 2012
Faris F. Chesley

By:	/s/ C. Gary Gerst*	Trustee	April 4, 2012
C. Gary Gerst

By:	/s/ James W. Atkinson*	Trustee	April 4, 2012
James W. Atkinson

By:	/s/ Richard W. Durkes*	Trustee	April 4, 2012
Richard W. Durkes

By:	/s/ James G. O’Brien	Trustee and President	April 4, 2012
	James G. O’Brien	(principal executive officer)

By:	/s/ Charles Thompson II	Trustee and Vice President	April 4, 2012
Charles Thompson II

By:	/s/ Troy Statczar	Treasurer	April 4, 2012
	Troy Statczar	(principal financial officer/
	principal accounting officer)	principal accounting officer)

*By:	/s/ James G. O’Brien
James G. O’Brien

* Pursuant to powers of attorney filed with Post-Effective Amendment No. 40 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on October 1, 2010 and powers of attorney filed with Post-Effective Amendment No. 46 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on April 1, 2011.

Exhibit Index

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase